Summary Of Significant Accounting Policies (Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Summary Of Significant Accounting Policies
Amortization expense - capitalized software	$ 7.7	$ 7.3	$ 8.4
Amortization expenses - other definite-lived intangibles	$ 0.4	$ 0.4	$ 1.5